2. Fair Value of Financial Instruments (Details - Level 3) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Beginning balance
Embedded derivative in connection with put options		57,922
Ending balance	$ 9,195	$ 57,922
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Beginning balance	57,922
Change in fair market value of derivative liability	(48,727)
Ending balance	$ 9,195